GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2025
General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 14 – GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses as of June 30, 2025 and 2024 consisted of following:

	2025	2024
Employee compensation and benefits	$447,571	$386,841
Travel and communication expenses	22,730	23,377
Rent and utilities	143,896	122,369
Consulting fees	469,345	453,535
Insurance	10,164	10,217
Depreciation and amortization expenses	82,999	63,265
Sales tax	5,300	8,148
Entertainment	26,379	8,640
Office and miscellaneous	48,782	76,676
Total	$1,257,167	$1,153,066